Condensed Financial Information of Parent Company - Consolidated Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net loss	¥ (518,533)	$ (74,482)	¥ (833,411)	¥ (397,313)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustments	493	71	52,496	15,718
Total comprehensive loss attributable to Puxin Limited	(518,040)	(74,411)	(780,915)	(381,595)
Parent Company
Net loss	(518,533)	(74,482)	(833,411)	(397,313)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustments	493	71	52,496	15,718
Total comprehensive loss attributable to Puxin Limited	¥ (518,040)	$ (74,411)	¥ (780,915)	¥ (381,595)